Equity Investments in Subsidiaries, Associates and Joint Ventures	12 Months Ended
Dec. 31, 2021
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Equity Investments in Subsidiaries, Associates and Joint Ventures
NOTE 15. EQUITY INVESTMENTS IN SUBSIDIARIES, ASSOCIATES AND JOINT VENTURES

15.1	Equity Investments in Subsidiaries
The interest and shareholding percentages in companies over which the Group exerts control, and which are consolidated by the Group, are detailed below:

	Direct and Indirect Shareholding		Equity Investment %
Company	12.31.21	12.31.20	12.31.21	12.31.20
Banco de Galicia y Buenos Aires S.A.U.	668,549,353	668,549,353	100.00%	100.00%
Cobranzas Regionales S.A.	3,910,000	3,910,000	100.00%	100.00%
Galicia Asset Management S.A.U.	20,000	20,000	100.00%	100.00%
Galicia Broker Asesores de Seguros S.A.	71,309	71,309	99.99%	99.99%
Galicia Retiro Compañía de Seguros S.A.	7,727,271	7,727,271	100.00%	100.00%
Galicia Securities S.A.U.	95,392,000	95,392,000	100.00%	100.00%
Galicia Seguros S.A.U.	1,830,883	1,830,883	100.00%	100.00%
Galicia Warrants S.A.	1,000,000	1,000,000	100.00%	100.00%
IGAM LLC	77,643,963	77,643,963	100.00%	100.00%
INVIU Uruguay Agente de Valores S.A.	12,000	12,000	100.00%	100.00%
INVIU S.A.U.	1,000,000	1,000,000	100.00%	100.00%
Naranja Digital Compañía Financiera S.A.U.	1,012,567,500	1,012,567,500	100.00%	100.00%
Ondara S.A.	25,776,101	25,776,101	100.00%	100.00%
Sudamericana Holding S.A.	185,653	185,653	100.00%	100.00%
Tarjeta Naranja S.A.	2,824	2,824	100.00%	100.00%
Tarjetas Regionales S.A.	1,680,183,936	1,680,183,936	100.00%	100.00%
The following are the balances of subsidiaries, according to IFRS as of the indicated dates:

	12.31.21
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss) (*)
Banco de Galicia y Buenos Aires S.A.U.	1,475,481,065	1,223,387,627	252,093,438	22,932,127
Cobranzas Regionales S.A.	4,480,289	3,042,245	1,438,044	(1,372,320)
Galicia Asset Management S.A.U.	2,794,107	937,219	1,856,888	2,132,887
Galicia Broker Asesores de Seguros S.A. (**)	85,872	30,412	55,460	53,408
Galicia Retiro Compañía de Seguros S.A. (**)	691,989	551,473	140,516	(25,995)
Galicia Securities S.A.U.	4,234,744	3,564,205	670,539	459,039
Galicia Seguros S.A.U. (**)	6,626,001	4,307,192	2,318,809	1,240,064
Galicia Warrants S.A.	1,020,516	314,499	706,017	12,932
IGAM LLC	675,266	288	674,978	(1,150,556)
INVIU Uruguay Agente de Valores S.A.	76,225	4,228	71,997	(28,369)
INVIU S.A.U.	1,796,569	1,296,313	500,256	(930,514)
Naranja Digital Compañía Financiera S.A.U.	1,315,560	90,392	1,225,168	(880,922)
Ondara S.A.	34,133	14	34,119	(13,618)
Sudamericana Holding S.A. (**)	2,743,029	11,276	2,731,753	1,197,774
Tarjeta Naranja S.A.	193,754,221	154,552,978	39,201,243	9,088,823
Tarjetas Regionales S.A.	44,812,562	5,364	44,807,198	6,223,420

(*)	Income attributable to the shareholders of the parent.
(**)	Net income for the twelve-month period ended December 31, 2021.

	12.31.20
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss) (*)
Banco de Galicia y Buenos Aires S.A.U.	1,427,936,985	1,198,775,669	229,161,316	31,276,853
Cobranzas Regionales S.A.	2,240,407	1,907,665	332,742	(857,134)
Galicia Asset Management S.A.U.	2,086,118	707,491	1,378,627	1,692,895
Galicia Broker Asesores de Seguros S.A. (**)	71,291	30,709	40,582	61,463
Galicia Retiro Compañía de Seguros S.A. (**)	765,344	597,963	167,381	5,520
Galicia Securities S.A.U. (***)	3,874,213	3,358,527	515,686	347,259
Galicia Seguros S.A.U. (**)	7,121,052	4,607,949	2,513,103	1,853,355
Galicia Warrants S.A.	1,060,887	259,245	801,642	(62,149)
IGAM LLC	656,675	136,709	519,966	236,251
INVIU Uruguay Agente de Valores S.A.	1,306	4,226	(2,920)	(4,229)
INVIU S.A.U.	654,001	241,624	412,377	242,186
Naranja Digital Compañía Financiera S.A.U.	1,258,530	82,897	1,175,633	(650,865)
Ondara S.A.	47,879	142	47,737	(20,427)
Sudamericana Holding S.A. (**)	3,991,335	85,940	3,905,395	1,985,486
Tarjeta Naranja S.A.	152,856,085	116,853,134	36,002,951	5,021,233
Tarjetas Regionales S.A.	38,627,624	43,847	38,583,777	3,260,735

(*)	Income attributable to the shareholders of the parent.
(**)	Net income for the twelve-month period ended December 31, 2020.
(***)	Net income for the period between the purchase date and December 31,2020.
Corporate Reorganization
On September 14, 2020, a Prior
Spin-off-Merger
Agreement was signed, describing the terms and conditions of the merger by acquisition, by Grupo Financiero Galicia S.A. as the merging company, of the spin-off
equity from Dusner S.A., Fedler S.A. and its shareholders, as spin-off
companies, jointly holders of 17% of the capital stock of Tarjetas Regionales S.A.
The documents related to the
Spin-off-Merger
Agreement, were approved by the Boards of Directors of Dusner S.A., Fedler S.A. and Grupo Financiero Galicia S.A. on September 14, 2020.
At the Extraordinary Meeting of Grupo Financiero Galicia S.A. carried out on November 10, 2020, it was approved the aforementioned documentation, the exchange ratio, and the capital increase in the amount of Ps.47,927, through the issuance of 47,927,494 class B ordinary book-entry shares with a nominal value of Ps.1 (figure expressed in Argentine pesos) and one vote per share, with the right to participate in the profits of the fiscal year beginning on September 1, 2020.
On December 16, 2020, the Final
Spin-off-Merger
Agreement was signed and registered as a public deed, in the terms of Paragraph 4 of Art. 83 of the Companies Act, through which Grupo Financiero Galicia S.A. incorporated the spin-off
equity of the aforementioned companies with effect from September 1, 2020.
Consequently, Grupo Financiero Galicia S.A. now has control of 1,680,183,936 shares of Tarjetas Regionales S.A., which represent 100% of the capital stock and 100% of the votes.
On March 16, 2021, the merger by acquisition and capital increase of Grupo Financiero Galicia S.A. was registered with the Public Registry of Commerce.
On June 15, 2021, Grupo Financiero Galicia S.A. sold 10,000 shares of Tarjetas Regionales S.A., representing 0.000569%, to Galicia Securities S.A.U.
Acquisition of an AlyC-type company
On May 5, 2020, the Group acquired 100% of the capital stock of Galicia Securities S.A. for a total price of
Ps.
48,540 paid in full at the acquisition date. Galicia Securities S.A. is authorized to act as a settlement and compensation agent and placement and distribution agent of mutual funds in Argentine. The net identifiable assets and goodwill recognized as of the date of acquisition are
Ps.
34,650 and
Ps.
13,890, respectively. The goodwill is attributable to a broker dealer license and it will be deductible for tax purposes.

15.2	Equity Investments in Associates
Banco Galicia, together with other financial entities, has set up Play Digital S.A. a company whose purpose is to develop and market a payment solution linked to the bank accounts of the financial system users in order to significantly improve their payment experience. The board of directors of said company is made up of key personnel of Banco Galicia, therefore, having significant influence, the investment is measured by the equity method.

Company	Equity Investment %	Place of Business	12.31.21	12.31.20
Play Digital S.A.	13.06%	Autonomous City of Buenos Aires - Argentina	169,347	134,552
The movements of such investment are as follows:

Company	12.31.20	Contributions (1)	Sales of shares	Profit Sharing in income (loss) for the Year	12.31.21
Play Digital S.A.	134,552	209,129	(45,182)	(129,152)	169,347

(1)	Banco Galicia has made new contributions after the closing.

Company	12.31.19	Contributions	Sales of shares	Profit Sharing in income (loss) for the Year	12.31.20
Play Digital S.A.	—	323,309	—	(188,757)	134,552

The basic information regarding Grupo Financiero Galicia’s associates is detailed as follows:

	Profit Sharing in income (loss) for the Year
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss)
Play Digital S.A.	1,633,180	336,566	1,296,614	(1,497,307)
For more details see Schedule E.